Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000006956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000.01		$ 11,892.74	$ 15,123.12	$ 15,906.95	$ 19,642.15	$ 26,803.61	$ 22,027.66	$ 23,385.96	$ 31,837.91	$ 36,440.37	$ 46,837.84
C000088417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,977.88	15,333.42	16,229.95	20,172.42	27,703.62	22,933.33	24,515.6	33,620	38,695.58	50,002.91
C000006954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,830.84	14,964.07	15,657.46	19,234.26	26,110.63	21,373.07	22,573.44	30,611.09	35,130.61	45,266.9
C000006952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,474.99		11,301.8	14,410.77	15,200.21	18,820.18	25,752.51	21,247.96	22,635.33	30,932.35	35,499.32	45,741.99
C000006955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,964	15,293.04	16,177.28	20,079.55	27,549.49	22,787.54	24,338.87	33,349.99	38,361.58	49,552.9
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,747	13,436	13,945	15,735	22,079	22,013	22,656	29,042	32,969	42,788
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	$ 10,000		$ 12,027	$ 14,555	$ 15,340	$ 19,367	$ 27,100	$ 25,405	$ 27,831	$ 37,183	$ 43,735	$ 56,267